ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

October 17, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Distillate U.S. Fundamental Stability & Value ETF (S000063127)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Distillate U.S. Fundamental Stability & Value ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 17, 2018, and filed electronically as Post-Effective Amendment No. 402 to the Trust’s Registration Statement on Form N‑1A on October 17, 2018.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary